Financial instruments (Details) - Schedule of rollforward of financial instruments - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Rollforward Of Financial Instruments Abstract
Borrowings and financing, beginning	R$ 8,001	R$ 7,763	R$ 8,781
Borrowings and financing, Ending	12,409	8,001	7,763
Funding - working capital	3,959	6,090	2,852
Interest provision	1,436	559	486
Swap contracts	82	39	(60)
Mark-to-market	(111)	31	12
Exchange rate and monetary variation	(18)	5	57
Debt modification impact		(71)	71
Borrowing costs	26	64	42
Interest amortization	(783)	(406)	(549)
Principal amortization	(61)	(6,075)	(2,543)
Swap amortization	R$ (122)	R$ 2	13
Conversion adjustment to reporting currency			172
Discontinued operations			R$ (1,571)